LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

NOTE 3 – LEASES

The Company’s lease portfolio primarily consisted of two office leases. One lease commenced on November 1, 2024 and expired on October 31, 2025, and the other commenced on September 1, 2025 and expired on March 31, 2026. The Company accounted for these office leases as short-term leases. As of June 30, 2026 and December 31, 2025, the Company had no right-of-use assets or lease liabilities recorded on its consolidated balance sheets.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Six Months Ended June 30,
	2026	2025
Operating lease cost	$-	$-
Short-term lease cost	3,834	3,475
Variable lease cost	-	-
Total lease cost	$3,834	$3,475